Federated Hermes U S Treasury Cash Reserves Expense Example - Cash Reserve Shares [Member] - Federated Hermes U S Treasury Cash Reserves - CRS	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	$ 368